OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				Weighted-
			Weighted-	Average
			Average	Remaining
	Number of		Exercise	Contractual
	Shares		Price	Term (years)
Outstanding at March 31, 2014	6,000,000		$0.61	9.3
Granted	8,270,000		$0.15	9.9
Exercised	-	$	-.	-
Expired/Forfeited	-		$-	-
Outstanding at June 30, 2014	14,270,000		$0.34	9.8
Exercisable at June 30, 2014	9,193,750		$0.34	9.8

Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2013	-	$-	-
Granted	6,000,000	$0.61	9.8
Exercised	-	$-	-
Expired/Forfeited	-	$-	-
Outstanding at March 31, 2014	6,000,000	$0.61	9.8
Exercisable at March 31, 2014	2,000,000	$0.61	9.8

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2014	8,310,415	$0.53
Granted	9,619,998	0.15
Exercised	-	0.00
Cancelled	-	0.00
Outstanding at June 30, 2014	17,930,413	0.52
Warrants exercisable at June 30, 2014	17,378,072	$0.52

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at April 1, 2013	-	$0.00
Granted	8,310,415	0.52
Exercised	-	0.00
Cancelled	-	0.00
Outstanding at March 31, 2014	8,310,415	0.52
Warrants exercisable at March 31, 2014	7,147,624	$0.52

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining
	Warrants	Contractual
Exercise Price	Outstanding	Life in Years
$0.1500	8,666,665	4.8
$0.1875	953,333	4.8
$0.4300	1,162,791	1.1
$0.5000	3,137,175	1.1
$0.5500	2,441,861	3.27
$0.6000	1,568,588	0.40

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining	Weighted-
	Warrants	Contractual	Average
Exercise Price	Outstanding	Life in Years	Exercise Price
$0.50	3,137,175	1.35	$0.50
$0.60	1,568,588	1.35	$0.60
$0.55	2,441,861	3.46	$0.55
$0.43	1,162,791.65		$0.43